SCHEDULE OF EMPLOYEE COMPENSATION AND BENEFITS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Retirement Benefits [Abstract]
Salaries and other short term employee benefits		$ 6,334,849	$ 1,357,859
Payments to defined contribution pension schemes		153,101	46,200
Employee compensation and benefits	$ 836,939	$ 6,487,950	$ 1,404,059